USCF ETF TRUST

USCF ENERGY COMMODITY STRATEGY ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2024 (unaudited)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long
United States Contracts(a)
NYMEX WTI Crude Oil Futures CL, December 2024 contracts	72	$4,790,110	Nov-24	$89,330	2.4%
NYMEX Natural Gas Futures NG, September 2025 contracts	28	884,920	Aug-25	49,440	1.3%
NYMEX RBOB Gasoline Futures RB, September 2025 contracts	4	343,707	Aug-25	(281)	(0.0	)%(b)
	104	6,018,737		138,489	3.7%
Open Commodity Futures Contracts - Short
United States Contracts(a)
NYMEX RBOB Gasoline Futures RB, December 2024 contracts	4	(320,242)	Nov-24	0	0.0	%(c)
NYMEX WTI Crude Oil Futures CL, September 2025 contracts	37	(2,426,590)	Aug-25	(38,720)	(1.0)%
	41	(2,746,832)		(38,720)	(1.0)%
Total Open Commodity Futures Contracts(d)	145	$3,271,905		$99,769	2.7%

	Principal Amount	Value	% of Total Net Assets
Short-Term Investments
United States Treasury Obligations
U.S. Treasury Bills:
5.14%, 10/24/2024	$1,000,000	$996,761	26.5%
5.00%, 12/05/2024	1,450,000	1,437,054	38.2%
4.66%, 12/19/2024	425,000	420,700	11.2%
Total Treasury Obligations
(Cost $2,854,515)		$2,854,515	75.9%
Total Investments
(Cost $2,854,515)		$2,854,515	75.9%
Other Assets in Excess of Liabilities		908,212	24.1%
Total Net Assets		$3,762,727	100.0%

(a)	All, or part of investment is held in the Fund’s wholly owned subsidiary.
(b)	Position represents greater than (0.05)%.
(c)	Position represents less than 0.05%.
(d)	Collateral amounted to $455,867 on open Commodity Futures Contracts.

USCF ETF TRUST

USCF ENERGY COMMODITY STRATEGY ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2024 (unaudited) (continued)

Summary of Portfolio Holdings by Country^
United States	100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
US Treasury Securities	75.9%
Commodity Derivatives	2.7%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.